Note 7 - Rent Obligation (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Lessee Leasing Arrangements Operating Leases Terms of Contract Cancellation			3 years		3 years
Lessee Leasing Arrangements Operating Leases Extension Term			5 years		5 years
Operating Leases, Rent Expense	$ 16,356	$ 15,900	$ 50,106	$ 50,156	$ 66,345	$ 64,753